Summary Prospectus, Prospectus and
Statement of Additional Information Supplement

January 16, 2026

Morgan Stanley Institutional Fund, Inc.

Supplement dated January 16, 2026 to the Morgan Stanley Institutional Fund, Inc. Summary Prospectuses, Prospectuses and Statement of Additional Information dated April 30, 2025, as supplemented

Advantage Portfolio

Global Insight Portfolio

Global Permanence Portfolio

Growth Portfolio

Inception Portfolio

Permanence Portfolio
(the "Funds")

The portfolio management team of each of the Funds consists of the following individuals:

–  Advantage Portfolio, Global Insight Portfolio, Growth Portfolio and Inception Portfolio: Dennis P. Lynch, Sam G. Chainani, Jason C. Yeung, Armistead B. Nash and Alexander T. Norton.

–  Global Permanence Portfolio and Permanence Portfolio: Dennis P. Lynch, Sam G. Chainani, Jason C. Yeung, Armistead B. Nash, Alexander T. Norton and Manas Gautam.

Accordingly, all references to other portfolio managers of each of the Funds included in the Summary Prospectuses, Prospectuses and Statement of Additional Information are deleted in their entirety.

Please retain this supplement for future reference.

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